INCOME TAXES (Details Textual) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended		1 Months Ended		12 Months Ended
	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2014 USD ($)	Jan. 30, 2008 Maximum [Member]	Sep. 30, 2014 Maximum [Member] CNY	Jan. 30, 2008 Minimum [Member]	Sep. 30, 2014 Minimum [Member] CNY	Sep. 30, 2014 Beijing Origin Seed Limited [Member]	Sep. 30, 2013 Beijing Origin Seed Limited [Member]	Sep. 30, 2012 Beijing Origin Seed Limited [Member]	Sep. 30, 2014 High Tech Status [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%	25.00%		33.00%		25.00%
Preferential Tax Rate	25.00%								15.00%	15.00%	15.00%
Effective Income Tax Rate, Continuing Operations	88.00%	32.00%	(202.00%)									15.00%
Income Tax Holiday Effect On Tax Charges	(750)	4,055	2,012
Income Tax Holiday, Income Tax Benefits Per Share	(0.01)	0.17	(0.16)
Income Tax Holiday Income Tax Diluted Earnings Per Share	(0.01)	0.17	(0.16)
Operating Loss Carryforwards, Limitations on Use	The open tax years for examinations in China are 5 years.
Preferential Tax Rate Applicable Period Description	a preferential tax of 2 years exemption and 3 years of half EIT from January 1, 2012 and December 21, 2016
Business Combination, Contingent Consideration, Liability	39,060
Accrued Income Taxes, Current	0	39,060		0		64,218		39,060
Other Tax Expense (Benefit)	39,060